Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net (loss) income	$ (1,373,887)	$ 614,120	$ 845,103
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	460,720	498,650	541,793
(Gain) loss on disposal of property and equipment	(14,839)	547
Bad debt expense	1,084,649	1,213,483	378,294
Deferred tax benefit	(93,655)	(223,230)	(214,530)
Changes in operating assets and liabilities:
Accounts receivable	(391,851)	(5,049,769)	(5,003,595)
Notes receivable	(172,208)	14,694	7,434
Advances to suppliers	(201,638)	(299,526)	(617,272)
Inventories	(182,119)	460,389	1,790,126
Due from related parties		297,666	886,753
Prepaid expenses and other current assets	35,262	(195,641)	(2,597)
Accounts payable	273,650	1,054,719	775,007
Advances from customers	(16,578)	294,836	(1,723,413)
Taxes payable	(102,435)	639,275	1,687,572
Due to related parties	(26,077)	85,253	(78,634)
Other payables and other current liabilities	74,527	(39,880)	317,688
Net cash used in operating activities	(646,479)	(634,414)	(410,271)
Cash flows from investing activities:
Purchases of property and equipment	(104,523)	(175,962)	(84,899)
Proceeds from disposal of property and equipment	17,334	144
Prepayment for land use rights			(1,548,683)
Purchases of fixed deposits		(2,737,161)
Net cash used in investing activities	(87,189)	(2,912,979)	(1,633,582)
Cash flows from financing activities:
Proceeds from loans	7,969,044	14,461,012	8,146,072
Repayments of loans	(7,422,258)	(10,425,427)	(4,843,199)
Payment of offering costs	(127,300)	(91,238)	(255,900)
Dividend paid to shareholders			(929,210)
Net cash provided by financing activities	419,486	3,944,347	2,117,763
Effect of foreign exchange rate on cash	7,262	(27,857)	(6,723)
Net (decrease) increase in cash and restricted cash	(306,920)	369,097	67,187
Cash and restricted cash at the beginning of the year	541,127	172,030	104,843
Cash and restricted cash at the end of the year	234,207	541,127	172,030
Reconciliation of cash and restricted cash
Cash	153,914	76,019	172,030
Restricted cash	80,293	465,108
Total cash and restricted cash shown in the statements of cash flows	234,207	541,127	172,030
Supplemental disclosures of cash flow information:
Interest paid	425,736	375,286	291,901
Income taxes paid	$ 59	$ 167,010	$ 983